EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

The following data shows the amounts used in computing earnings per share and the weighted average number of shares of common stock outstanding for the periods presented for the periods ended:

	December 31, 2015	December 31, 2014
Income from operations available to common stockholders (numerator)	$2,980,611	$1,398,255
Income available to common stockholders (numerator)	2,980,611	1,398,255
Weighted average number of common shares outstanding during the period used in earnings per share (denominator)	1,000	1,000